Ordinary Shares	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Ordinary Shares
13.
ORDINARY SHARES

The Company was incorporated in October 2018 with an authorized share capital of US$50,000 divided into 25,000,000,000 ordinary shares of US$0.000002 each, of which 64,908,700 ordinary shares had been issued as of December 31, 2020.

In April 2020, 4,745,200 ordinary shares of the Company were issued to the Founder for nil consideration and considered share-based awards with no associated performance or service based vesting conditions (Note 14).

In March and May 2021, 22,782,950 and 17,398,450 ordinary shares of the Company were issued to EatBetter Holding Limited, a BVI limited liability company (“EatBetter”, “Offshore ESOP Platform”). Meanwhile, 2,601,000 ordinary shares held by EatBetter were issued to the Group’s senior management for nil consideration and considered share-based awards with no associated performance or service based vesting conditions (Note 14). As of December 31, 2021, 29,633,200 Class A ordinary shares held by EatBetter were considered legally issued but not outstanding.

13.
ORDINARY SHARES (CONTINUED)

On June 8, 2021, the Company effected a 1:50 share subdivision of all issued and outstanding ordinary shares and redeemable convertible preferred shares (the “Share Subdivision”). The par value and authorized shares of the ordinary and preferred shares were adjusted as a result of the Share Subdivision. All ordinary shares, redeemable convertible preferred shares, and related per share amounts presented in the consolidated financial statements have been retrospectively adjusted to reflect the Share Subdivision for all periods presented, where applicable.

In July 2021, the Company’s authorized share capital was reclassified and redesignated into US$50,000 divided into 25,000,000,000 shares comprising of (i) 20,000,000,000 Class A ordinary shares at par value of US$0.000002; (ii) 2,500,000,000 Class B ordinary shares at par value of US$0.000002; and (iii) 2,500,000,000 shares at par value of US$0.000002 each of such class or classes (however designated) as the board of directors may determine. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary shares is entitled to one vote per share. Each class B ordinary share is entitled to twenty votes per share and is convertible into one Class A ordinary share at any time by the holder. 54,543,800 ordinary shares which are ultimately owned by the Founder were re-designated and re-classified into Class B ordinary shares on a one-for-one basis and the remaining 10,364,900 issued and outstanding ordinary shares were re-designated and re-classified into Class A ordinary shares on a one-for-one basis.

In July 2021, the Company issued 250,826,100 Class A ordinary shares upon the automatic conversion of all outstanding redeemable convertible preferred shares upon completion of the Company’s IPO. Concurrently, the Company issued 6,108,000 Class A ordinary shares (equivalent to 4,072,000 ADSs) upon completion of its IPO.

In August 2021, the Company issued 264,528 Class A ordinary shares (equivalent to 176,352 ADSs) pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.

In December 2021, the Company repurchased 109,944 Class A ordinary shares at fair value. The Company designated the repurchased shares as treasury stock.

During the year ended December 31, 2022, the Company repurchased a total of 406,717 Class A ordinary shares at fair value. The Company designated the repurchased shares as treasury stock.

In June 2022, 363,315 Class A ordinary shares repurchased by the Company were transferred from the Company to the Offshore ESOP Platforms and reserved for future issuance upon the exercise of options (Note 14). As of December 31, 2022, 29,701,893 Class A ordinary shares held by the Offshore ESOP Platforms were considered legally issued but not outstanding.